Note 27 - Impact of Recently Issued Accounting Standards (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	December 31, 2018	ASC 842 adjustment	January 1, 2019
Balance sheet

Accounts receivable, net of allowance	$455,232	$1,174	$456,406
Prepaid expenses and other current assets	62,474	(1,477)	60,997
Operating lease right-of-use assets	-	274,696	274,696
Accounts payable and accrued expenses	251,375	(6,177)	245,198
Operating lease liabilities (current)		59,831	59,831
Deferred rent	27,137	(27,137)	-
Operating lease liabilities (non-current)	-	247,876	247,876